Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 39.8%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$15,700	$15,802
Altice France SA
6.391% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	10,092	11,617
6.391% (EUR003M + 4.375%) due 10/30/2028 ~		4,245	4,884
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$3,406	3,394
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		7,911	7,888
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	1,135	1,318
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$10,596	10,550
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		24,232	24,328
Aston XLN Topco Ltd. 9.846% due 07/30/2032 «~	GBP	6,700	8,594
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		$7,538	7,295
Biogroup-LCD 5.231% (EUR003M + 3.250%) due 02/09/2028 ~	EUR	2,000	2,277
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		$49,486	35,449
Cerba Healthcare SAS
5.839% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	32,903	28,123
6.089% (EUR006M + 3.950%) due 02/16/2029 ~		20,800	17,755
7.589% (EUR006M + 5.450%) due 02/16/2029 ~		3,200	2,739
Circor International, Inc. 0.500% due 06/20/2029 «~µ		$734	743
Clover Holdings 2 LLC TBD% - 3.500% due 12/10/2029 ~µ		3,583	3,303
Comexposium
TBD% (EUR012M + 0.000%) due 03/28/2031 «~	EUR	6,732	9,493
TBD% (EUR012M + 0.000%) due 07/10/2031 «~		60,261	84,976
TBD% - 1.138% (EUR012M + 0.000%) due 10/16/2031 «~		3,338	4,707
Coreweave Compute Acquisition Co. II LLC 13.266% - 13.326% (TSFR3M + 9.620%) due 07/31/2028 «~		$9,063	9,329
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		24,629	25,381
Databricks, Inc.
1.000% due 01/05/2032 ~µ		1,649	1,641
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		7,451	7,414
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		776	776
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		7,744	7,592
Ecopetrol SA TBD% due 12/18/2027 «		10,000	9,900
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,500	2,599
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~		$6,329	6,329
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		68,326	70,376
Espai Barca Fondo De Titulizacion (6.500% PIK) 6.500% (EUR006M + 0.000%) due 06/30/2028 «~(d)	EUR	14,203	17,980
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		$25,975	24,454
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		7,000	6,055
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		24,174	23,594
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		800	800
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		42,062	36,504
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		39,793	39,892
Guardian
1.000% due 08/29/2032 «~µ		1,300	1,300
9.167% (TSFR3M + 5.500%) due 08/29/2032 «~		10,600	10,504
Harp Finco Ltd. 8.727% due 03/27/2032 «~	GBP	10,135	13,511
Houghton Mifflin Harcourt Publishing Co. 9.018% (TSFR1M + 5.250%) due 04/09/2029 ~		$5,596	4,761
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		4,728	4,159
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		27,082	23,747
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		24,116	16,367

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		8,177	8,188
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		14,154	14,154
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		171	143
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		2,770	2,316
M BB Grove LLC TBD% - 11.000% (TSFR1M + 7.000%) due 04/07/2027 «~µ(l)		56,027	56,027
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		2,388	2,140
Mercury Aggregator LP TBD% due 04/03/2027 «~		5,266	0
Motion Finco SARL 7.200% (TSFR3M + 3.500%) due 11/12/2029 ~		6,652	5,852
MPH Acquisition Holdings LLC 8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		15,058	13,408
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		24,042	16,225
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		1,968	1,496
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		10,900	10,900
Obol France 3 SAS 7.103% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	7,287	8,354
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	2,300	3,034
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		$33,795	28,050
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		99,765	85,382
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		2,744	1,990
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	39,291	38,678
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$28,681	25,320
8.977% due 06/02/2028 ~	GBP	4,987	5,490
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	61,060	21,173
Project Quasar Pledgco SLU 5.190% (EUR001M + 3.250%) due 04/15/2026 «~		6,728	7,727
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		95,600	108,013
Puris LLC 9.420% - 9.451% (TSFR3M + 5.750%) due 06/30/2031 «~		$8,236	7,958
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		45,897	40,390
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		13,143	13,363
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		1,161	1,159
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	99,223	621
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	926	660
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$5,113	5,071
Steenbok Lux Finco 2 SARL 10.000% due 12/31/2028 ~	EUR	144,346	41,144
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		32,800	33,303
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$31,084	27,354
Strategic Gaming Commitment 10.672% (TSFR3M + 7.000%) due 10/15/2030 «~		11,300	11,526
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	27,536	31,109
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$55,147	51,080
Transnet SOC Ltd. 10.658% due 03/02/2028 «~	ZAR	119,450	6,967
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		$43,393	44,208
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		97,639	92,218
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	156,479	20,206
Upfield BV TBD% due 10/31/2030	GBP	16,300	20,658
VEON Amsterdam BV 7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		$14,900	14,819
Virgin Media Investment Holdings Ltd. 6.978% due 08/01/2030 «~	GBP	2,300	2,923
Walgreens - Magnolia 6.000% due 03/06/2030 «~		$405	397
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		2,594	1,128
WHLN 2024-ACRA-FF1 9.500% due 03/01/2027 «+		295	293
WHLN 2024-ACRA-FF2 9.500% due 08/01/2027 «++(l)		543	541

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

WHLN 2024-CV3-FF2 9.250% due 10/01/2027 «++++(l)		13,635	13,568
WHLN 2025-CV3-PF-FF2 9.150% due 04/01/2027 «++++++(l)		6,628	6,625
WHLN 2025-CV3-PF-FF3 9.000% due 08/01/2027 «(l)		29,706	29,660
WHLN 2025-CV3-PF-FF4 8.625% due 09/01/2027 «(l)		22,083	22,051
WHLN 2025-CV3-PF-FF5 8.625% due 10/01/2027 «(l)		24,931	24,886
WHLN 2025-NVES-PF-FF3 8.625% due 03/01/2027 «(l)		15,572	15,548
WHLN RTL-PFLX 8.000% due 06/01/2049 «++(l)		2,819	2,360
WHLN-2024-CV3-FF1 9.750% due 05/01/2026 «+++(l)		7,611	7,602
WHLN-2025-CV3-PF-FF1 9.250% due 02/01/2027 «+++++(l)		6,700	6,692

Total Loan Participations and Assignments (Cost $1,849,128)			1,712,348

CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 5.8%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		700	723
Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~(m)		950	985
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		450	459
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		239	316
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		6,400	5,851
Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		500	530
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		300	316
Bayou Re Ltd. 22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~		400	430
Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		400	402
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	247
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	246
Bonanza RE Ltd. 3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		950	806
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		800	800
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		800	800
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~(m)		3,600	3,656
Charles River Re Ltd. 11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	257
Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		400	400
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		300	300
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	223	238
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (d)		1,375	826
Credit Suisse AG AT1 Claim		$200	70
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		1,000	1,002
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		500	507
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	508
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		500	509
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,400	11,837
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		4,750	4,750
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		1,100	1,100
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		2,450	2,494
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		650	674
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	5,800	6,650
Handshake Re Ltd. 8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$250	249
Herbie Re Ltd. 7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		400	401
Hestia Re Ltd.
3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		101	56
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		300	305
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	409
Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		950	950

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

11.510% (FHMMUSTF + 8.000%) due 06/06/2027 ~		300	306
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		300	307
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		600	623
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		600	659
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~(m)		1,750	1,802
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		1,750	1,817
ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	16,100	15,544
6.875% due 09/30/2032 (m)		10,600	9,796
7.875% due 05/01/2029 (m)		14,700	15,857
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (m)		$1,000	775
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028 (m)		2,900	2,712
5.750% due 05/15/2028 (m)		6,300	5,993
8.750% due 05/01/2029 (m)		7,300	6,796
9.000% due 08/01/2029 (m)		11,100	10,303
9.500% due 05/30/2029 (m)		22,480	21,186
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		700	700
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		600	600
Longleaf Pine Re Ltd. 21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		570	603
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~(m)		1,700	1,752
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		850	848
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	311
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	364
Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$700	722
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	262
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(m)		8,059	6,310
Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		400	401
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		400	400
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,300	1,363
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		3,500	3,619
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		800	800
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		600	619
16.689% (TSFR1M + 13.010%) due 04/24/2030 ~(m)		7,895	7,946
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	800	925
Quercus Re DAC 10.020% (EUR003M + 8.000%) due 07/08/2027 ~		450	538
Sabine Re Ltd. 12.060% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$400	413
Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~(m)		13,000	13,149
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		6,399	4,159
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	921	1,170
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	40,173	7,545
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~(m)		$800	827
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		500	518
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		600	606
Tremont Re Ltd. 7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		300	300
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		36,076	33,971
Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		350	347
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		1,200	1,212
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~(m)		1,900	1,943
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~(m)		4,200	4,319
Veraison Re Ltd.
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		400	400
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		450	458
Vitality Re XVII Ltd. 7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		300	300
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		9,917	0
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$400	399
Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	307

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

13.750% (BNMMDTSC + 10.210%) due 02/26/2031 ~		450	468
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		2,800	2,923

			250,902

INDUSTRIALS 15.7%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (m)		15,674	14,263
Altice France SA 9.500% due 11/01/2029 (m)		13,383	13,533
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	30,700	37,288
12.250% due 03/30/2029 (m)		$11,080	11,794
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (m)		2,500	2,483
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (m)		12,701	9,568
10.375% due 03/31/2029 (m)	GBP	15,350	15,716
Beignet Investor LLC 6.581% due 05/30/2049 (m)		$11,330	11,658
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		15,900	11,834
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		11,710	8,440
Cheplapharm Arzneimittel GmbH 7.500% due 05/15/2030 (m)	EUR	1,000	1,168
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		$8,259	5,368
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027 (m)		3,760	3,717
Directv Financing LLC 8.875% due 02/01/2030 (m)		750	749
DISH DBS Corp.
5.250% due 12/01/2026 (m)		43,288	42,942
5.750% due 12/01/2028 (m)		54,580	52,822
7.750% due 07/01/2026 (m)		33,117	33,045
Ecopetrol SA 7.750% due 02/01/2032 (m)		2,900	2,931
Flora Food Management BV 7.500% due 10/31/2030	EUR	3,200	3,666
Greene King Finance PLC 5.945% (SONIO/N + 2.199%) due 03/15/2036 ~	GBP	200	247
GSG Bidco Ltd. 6.375% due 06/15/2051	EUR	5,900	6,773
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(d)		$41,627	41,627
Incora Top Holdco LLC 6.000% due 01/30/2033 «(l)		28,935	43,822
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		7,863	7,442
Motion Finco SARL 7.375% due 06/15/2030 (m)	EUR	29,000	29,094
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (m)		$40,848	31,294
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(m)		8,041	7,276
National Collegiate Student Loan Trust 7.287% due 06/01/2045		50	40
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (m)		6,500	6,714
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		17,009	8,420
Nissan Motor Co. Ltd. 7.500% due 07/17/2030 (m)		1,825	1,841
NPC Ukrenergo 6.875% due 11/09/2028		1,800	1,660
Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	33,443	43,775
11.000% due 06/15/2030 (m)		6,289	8,313
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		$440	147
6.000% due 11/15/2026 ^(e)		24,582	8,459
9.750% due 05/17/2035 ^(e)		9,100	3,802
ProFrac Holdings II LLC 10.932% (TSFR3M + 7.250%) due 01/23/2029 ~(m)		10,887	10,860
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	3,972	5,747
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (h)		$47,670	16,863
Topaz Solar Farms LLC 4.875% due 09/30/2039 (m)		1,848	1,672
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (m)	EUR	2,000	2,004
9.500% due 05/15/2030 (m)		$6,850	6,058

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 06/28/2028		21,341	17,820
Ubisoft Entertainment SA 0.878% due 11/24/2027 (m)	EUR	20,600	19,235
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	313,730	26,540
Venture Global LNG, Inc. 9.500% due 02/01/2029 (m)		$7,539	8,156
Viridien
8.500% due 10/15/2030 (m)	EUR	9,585	11,660
10.000% due 10/15/2030 (m)		$7,585	8,078
VZ Secured Financing BV 7.500% due 01/15/2033 (m)		7,200	6,793

			675,217

UTILITIES 1.7%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	73	1,008
NGD Holdings BV 6.750% due 12/31/2026 (m)		$892	832
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(d)(e)(m)		68,152	33,053
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(d)(e)		141,257	1,501
Peru LNG SRL 5.375% due 03/22/2030 (m)		22,853	22,198
Petersen Claim Units 0.000% due 12/31/2099 «(l)		285	1,281
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (m)		11,050	10,742

			70,615

Total Corporate Bonds & Notes (Cost $1,193,148)			996,734

CONVERTIBLE BONDS & NOTES 0.8%
BANKING & FINANCE 0.0%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (d)	EUR	815	490
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 (h)(l)		$473	53

			543

INDUSTRIALS 0.8%
DISH Network Corp. 3.375% due 08/15/2026		3,300	3,206
Ubisoft Entertainment SA 2.375% due 11/15/2028 (m)	EUR	29,800	32,894

			36,100

Total Convertible Bonds & Notes (Cost $37,542)			36,643

MUNICIPAL BONDS & NOTES 0.3%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		$7,159	5,520
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		43,500	5,915

			11,435

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		1,200	111

Total Municipal Bonds & Notes (Cost $12,969)			11,546

U.S. GOVERNMENT AGENCIES 2.8%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 0.700% due 11/25/2055 ~(a)(m)		59,974	3,581
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.010% due 11/25/2045 ~(a)(m)		24,637	747
Federal Home Loan Mortgage Corp. REMICS
2.863% due 08/15/2026 •(a)		15	0
3.000% due 02/25/2051 (a)		6,526	1,162
4.500% due 12/25/2050 (a)(m)		3,115	700
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1.612% due 11/25/2057 ~		1,411	535
2.694% due 05/25/2064 ~(m)		7,131	3,563
3.429% due 05/25/2057 ~(m)		34,972	15,056

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

3.551% due 10/25/2058 ~		3,178	1,447
4.127% due 11/25/2061 ~(a)(m)		19,089	7,725
4.221% due 11/25/2059 ~(m)		20,258	10,323
5.000% due 04/25/2062 ~(m)		6,500	6,072
5.118% due 05/25/2060 ~(m)		11,750	6,836
6.934% due 03/25/2061 ~		2,414	1,496
Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.162% due 01/25/2034 •(m)		7,000	8,547
11.162% due 10/25/2041 •(m)		20,205	20,785
Federal National Mortgage Association Connecticut Avenue Securities Trust 9.662% due 10/25/2041 •(m)		23,685	24,180
Federal National Mortgage Association REMICS
0.000% due 02/25/2052 •(a)		168,341	522
1.500% due 02/25/2036 (a)(m)		7,631	304
4.000% due 09/25/2051 (a)(m)		20,266	4,891

Total U.S. Government Agencies (Cost $124,315)			118,472

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (o)(q)		2,197	2,190
U.S. Treasury Notes
4.250% due 08/15/2035 (o)(q)		3,284	3,272

Total U.S. Treasury Obligations (Cost $5,621)			5,462

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.1%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~(m)		3,000	2,817
280 Park Avenue Mortgage Trust
6.089% due 09/15/2034 •(m)		9,645	9,459
6.797% due 09/15/2034 •(m)		7,233	7,034
Adjustable Rate Mortgage Trust
4.333% due 02/25/2036 •		27	16
4.793% due 10/25/2035 •(m)		1,434	1,323
4.813% due 11/25/2035 •(m)		1,560	1,720
4.943% due 01/25/2035 •(m)		1,265	1,225
5.593% due 02/25/2035 •(m)		4,361	3,667
Alba PLC
0.000% due 12/15/2038 (h)	GBP	0	458
8.865% due 12/15/2038 •		3,491	2,994
Angel Oak Mortgage Trust
0.000% due 04/25/2053 ~(a)		$44,357	221
0.000% due 04/25/2053 ~(a)(m)		38,458	3,366
4.320% due 04/25/2053 ~(m)		5,875	4,591
Anthracite Investments Cayman Ltd. 5.678% due 06/20/2041		6,135	0
Arima Mortgages PLC
0.000% due 07/28/2056 (a)(m)	GBP	9,500	8,793
0.000% due 07/28/2056 (b)(h)(m)		43,339	52,224
0.000% due 07/28/2056 (b)(h)		1,900	2,290
Ashford Hospitality Trust 6.945% due 04/15/2035 •(m)		$15,356	15,151
Atrium Hotel Portfolio Trust 7.020% due 12/15/2036 •(m)		14,436	13,670
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		11,620	10,603
3.606% due 08/14/2034 ~(m)		6,216	1,373
7.537% due 09/15/2038 •(m)		12,930	11,880
BAMLL Re-REMICS Trust 5.617% due 06/17/2050 ~(m)		3,000	535
Banc of America Funding Trust
1.466% due 10/25/2036 •(m)		17,453	6,545
4.108% due 02/27/2037 ~(m)		2,463	2,681
4.999% due 08/25/2047 ~(m)		1,157	940
6.000% due 07/25/2036 (m)		2,028	1,618
Banc of America Mortgage Trust 6.277% due 06/25/2034 ~		96	82
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		15	14
BBCCRE Trust
3.966% due 08/10/2033 (m)		3,900	3,646
4.216% due 08/10/2033 (m)		3,000	2,696
4.563% due 08/10/2033 ~(m)		15,960	12,562
BBCMS Mortgage Trust
3.688% due 02/15/2053 ~(m)		6,000	3,763
7.520% due 07/15/2037 •(m)		5,300	3,914
BCAP LLC Trust
3.477% due 08/28/2037 ~(m)		11,022	7,257
4.166% due 05/26/2037 ~(m)		2,227	2,162
6.000% due 05/26/2037 ~(m)		5,528	4,567
6.500% due 06/26/2037 ~		1,962	450
BCP Trust
4.586% due 06/15/2038 •(m)		800	729
7.425% due 06/15/2038 •(m)		4,900	370

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

8.421% due 06/15/2038 •(m)		7,000	296
Bear Stearns ALT-A Trust 5.224% due 06/25/2034 ~		81	56
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		9	9
Beast Mortgage Trust
4.837% due 03/15/2036 •(m)		6,700	5,972
8.237% due 03/15/2036 •(m)		3,125	342
Benchmark Mortgage Trust
2.994% due 04/15/2054 ~(m)		7,800	4,947
3.075% due 12/15/2062 ~		1,300	37
BFLD Trust
6.737% due 10/15/2035 •		950	10
7.487% due 10/15/2035 •		7,000	53
7.987% due 10/15/2035 •		5,130	19
BMO Mortgage Trust 3.269% due 02/17/2055 ~(m)		12,569	11,785
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	25,556	30,528
0.000% due 10/16/2062 ~		13,289	3,591
0.000% due 10/16/2062 (h)		3,705	0
9.744% due 10/16/2062 •(m)		15,333	20,288
12.744% due 10/16/2062 •(m)		7,667	14,806
BSST Mortgage Trust 4.973% due 02/15/2037 •		$900	796
BWAY Mortgage Trust
7.637% due 09/15/2036 •(m)		4,654	4,182
8.637% due 09/15/2036 •(m)		6,611	5,515
9.637% due 09/15/2036 •(m)		3,000	2,315
BX Commercial Mortgage Trust 6.713% due 01/17/2039 •(m)		10,085	10,073
CD Mortgage Trust 5.688% due 10/15/2048		184	174
Chase Mortgage Finance Trust 4.531% due 03/25/2037 ~		32	30
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.163% due 01/25/2036 •(m)		2,768	2,071
CHL Mortgage Pass-Through Trust
4.493% due 05/25/2035 •(m)		3,791	3,079
4.657% due 09/20/2036 ~		47	42
Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~		2,800	620
3.790% due 12/15/2072 ~(m)		12,250	5,796
Citigroup Mortgage Loan Trust, Inc.
4.143% due 11/25/2036 •(m)		3,494	2,784
4.250% due 02/25/2054 ~(m)		13,555	13,014
4.919% due 11/25/2036 ~		425	278
5.677% due 08/25/2035 ~(m)		2,460	2,304
6.000% due 08/25/2035 (m)		2,960	2,633
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045 «(l)		118,475	118,280
CLNY Trust
6.059% due 11/15/2038 •(m)		1,600	1,534
6.755% due 11/15/2038 •(m)		6,000	5,657
7.451% due 11/15/2038 •(m)		12,700	10,981
COMM Mortgage Trust
1.363% due 10/10/2048 ~(a)(m)		28,636	0
2.819% due 01/10/2039 (m)		1,500	1,457
9.787% due 12/15/2038 •(m)		5,260	4,846
Countrywide Alternative Loan Trust
4.173% due 07/25/2046 •(m)		383	429
4.213% due 05/25/2047 •(m)		2,339	1,535
4.273% due 12/25/2046 •		153	101
4.570% due 12/20/2035 •		344	355
8.189% due 02/25/2035 ~		162	128
Credit Suisse First Boston Mortgage Securities Corp.
4.795% due 12/25/2033 ~		476	447
4.981% due 07/15/2037 ~		11	10
CSFB Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		409	265
CSMC Mortgage-Backed Trust
5.180% due 01/15/2049 ~		2,500	131
5.180% due 01/15/2049 ~(m)		8,570	4,138
6.500% due 07/25/2036		488	93
CSMC Trust
3.613% due 11/10/2032 ~(m)		4,900	788
4.008% due 12/27/2036 •		2,027	483
4.041% due 10/27/2036 •(m)		11,540	7,792
4.194% due 11/27/2037 ~(m)		3,302	3,190
5.187% due 07/15/2038 •(m)		6,010	5,339
6.994% due 07/15/2032 •(m)		10,000	9,948
7.536% due 06/27/2037 ~(m)		1,139	994
8.044% due 07/15/2032 •(m)		22,329	22,286
9.044% due 07/15/2032 •(m)		7,503	7,366
CSWF Corp. 4.854% due 06/15/2034 •(m)		671	660

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

DBGS Mortgage Trust 4.195% due 04/10/2037 ~(m)		21,777	16,437
Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates 4.158% due 09/28/2036 ~(m)		3,087	2,275
DOLP Trust 3.704% due 05/10/2041 ~(m)		15,950	11,895
DROP Mortgage Trust 6.537% due 10/15/2043 •(m)		5,806	5,679
Eurosail-U.K. PLC
2.962% due 03/13/2045 •	EUR	250	256
4.165% due 06/13/2045 •(m)	GBP	1,792	2,322
5.215% due 06/13/2045 •(m)		5,421	6,108
7.365% (SONIO/N + 3.619%) due 06/13/2045 ~(m)		1,525	1,507
7.865% due 06/13/2045 •(m)		1,781	1,950
FIAC 0.000% due 06/25/2039 «		1,000	0
Fremont Home Loan Trust 5.893% due 01/25/2034 •(m)		$1,883	1,676
GC Pastor Hipotecario 5 FTA 2.278% due 06/21/2046 •(m)	EUR	2,010	2,160
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038 (m)		$691	676
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	10,652
GreenPoint Mortgage Funding Trust 4.333% due 10/25/2045 •(m)		$15,976	10,864
GS Mortgage Securities Corp. Trust 7.190% due 12/15/2036 •(m)		3,058	2,771
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		80	76
0.000% due 12/25/2060 ~(a)(m)		88,653	2,810
0.165% due 12/25/2060 ~(a)		76,144	610
3.923% due 12/25/2060 ~(m)		20,531	13,913
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		71,519	757
0.000% due 11/25/2061 ~(a)(m)		204,012	9,607
3.746% due 07/25/2059 ~(m)		6,871	4,621
7.596% due 11/25/2061 ~(m)		3,164	2,768
GSMSC Resecuritization Trust 2.964% due 09/26/2037 ~(m)		38,199	14,262
HarborView Mortgage Loan Trust
4.271% due 12/19/2036 •(m)		2,042	2,006
4.451% due 03/19/2035 •(m)		1,261	1,282
Hilton USA Trust
2.828% due 11/05/2035 (m)		1,000	857
3.323% due 11/05/2035 (m)		2,500	1,225
5.519% due 11/05/2035		3,000	7
6.155% due 11/05/2035		1,250	1
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (m)		6,381	2,260
Impac CMB Trust
4.073% due 11/25/2035 •		794	724
4.313% due 11/25/2035 •(m)		7,127	6,551
JP Morgan Alternative Loan Trust
4.213% due 03/25/2037 •(m)		4,203	3,541
4.513% due 12/25/2036 ~(m)		9,760	8,032
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(m)		355	19
3.861% due 12/05/2038 ~(m)		5,740	1,077
3.861% due 12/05/2038 ~		2,858	550
5.087% due 03/15/2036 •(m)		5,800	5,396
5.287% due 09/15/2029 •(m)		648	629
5.617% due 06/15/2049 ~		14,793	2,640
6.537% due 12/15/2036 •		4,240	11
6.970% due 02/15/2035 •(m)		17,361	16,609
7.427% due 06/15/2038 •(m)		5,000	3,231
7.637% due 03/15/2036 •(m)		5,000	2,389
7.970% due 02/15/2035 •(m)		7,734	6,724
8.637% due 03/15/2036 •		400	103
JP Morgan Mortgage Trust 5.630% due 06/25/2036 ~		6	4
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(m)		7,292	1,353
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		400	23,465
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~(m)		22,339	14,381
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	500
Mansard Mortgages PLC 7.363% due 10/15/2048 •(m)		1,913	2,416
MASTR Adjustable Rate Mortgages Trust 4.405% due 04/25/2035 ~		$678	498
Merrill Lynch Mortgage Investors Trust
4.528% due 07/25/2029 •		168	151
5.143% due 07/25/2029 •		7	5

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

MFT Mortgage Trust 3.477% due 02/10/2042 ~(m)		4,500	3,222
Morgan Stanley Capital I Trust
3.912% due 09/09/2032 (m)		12,000	11,126
4.570% due 08/15/2033 •(m)		6,331	5,209
5.287% due 05/15/2036 •(m)		4,500	416
5.670% due 06/15/2035 •		1,200	129
6.170% due 11/15/2034 •(m)		2,500	2,472
7.120% due 11/15/2034 •(m)		21,060	20,834
Morgan Stanley Mortgage Loan Trust 5.818% due 07/25/2034 •		84	82
Morgan Stanley Resecuritization Trust 4.086% due 06/26/2046 ~(m)		9,434	8,697
Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 ~(a)(m)		88,240	383
1.358% due 01/25/2070 ~(a)(m)		88,240	2,780
7.112% due 01/25/2070 ~(m)		3,262	3,154
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		12	11
Mortgage Funding PLC 7.065% due 03/13/2046 •(m)	GBP	1,700	2,253
MRCD Mortgage Trust
2.718% due 12/15/2036 (m)		$11,000	5,418
4.250% due 12/15/2036 (m)		3,125	1,381
4.250% due 12/15/2036 ~(m)		1,700	225
MSDB Trust 3.316% due 07/11/2039 ~(m)		3,500	3,387
MSSG Trust 3.740% due 09/13/2039 ~(m)		8,006	7,075
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~(m)		4,000	2,786
8.866% due 03/15/2035 •(m)		2,469	2,474
New Residential Mortgage Loan Trust
0.000% due 11/25/2065 ~(a)(m)		278,416	8,447
0.250% due 01/25/2065 ~(a)		236,370	1,624
0.250% due 11/25/2065 ~(a)		278,416	1,141
0.250% due 12/25/2065 ~(a)		279,396	1,489
1.226% due 01/25/2065 ~(a)(m)		236,370	6,040
1.664% due 12/25/2065 ~(a)(m)		279,396	10,486
3.970% due 07/25/2059 ~(m)		12,875	10,323
6.566% due 12/25/2065 ~(m)		4,232	3,828
6.600% due 11/25/2065 ~(m)		3,870	3,444
7.015% due 01/25/2065 ~(m)		10,971	10,346
Nomura Resecuritization Trust
3.688% due 07/26/2035 ~		221	196
3.981% due 10/26/2036 •(m)		6,551	5,838
Project Cashmere
0.010% due 12/30/2057 «(c)	AUD	34,695	23,938
7.563% due 12/30/2057 «(c)		13,678	9,437
8.643% due 12/30/2057 «(c)		15,434	10,649
RALI Trust 6.000% due 01/25/2037		$107	85
RBSSP Resecuritization Trust 4.488% due 10/26/2037 •(m)		2,306	1,101
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,769	513
Seasoned Credit Risk Transfer Trust 5.000% due 06/25/2065 ~(m)		4,900	4,143
Seasoned Loans Structured Transaction Trust 8.838% due 04/25/2061 ~(m)		51,753	47,998
Sequoia Mortgage Trust
4.735% due 10/20/2035 •		3	3
4.765% due 07/20/2033 •		23	22
5.245% due 12/20/2032 •		107	70
SFO Commercial Mortgage Trust 6.687% due 05/15/2038 •(m)		10,000	9,893
SG Residential Mortgage Trust
0.000% due 05/25/2065 «~(a)(m)		28,575	3
0.000% due 05/25/2065 ~(a)(m)		28,575	1,621
0.375% due 05/25/2065 ~(a)(m)		28,593	257
5.234% due 05/25/2065 ~(m)		5,143	3,743
SMRT Commercial Mortgage Trust 7.023% due 01/15/2039 •(m)		5,442	5,312
Soho Trust 2.697% due 08/10/2038 ~(m)		13,626	10,946
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~(m)		800	596
Starwood Mortgage Trust
6.937% due 04/15/2034 •(m)		4,738	4,709
7.937% due 04/15/2034 •(m)		6,612	6,617
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)(m)	GBP	5,663	6,193
0.000% due 06/28/2050 (h)(m)		0	619
0.000% due 06/20/2060 (b)(h)(m)		6,241	6,998
0.000% due 06/20/2060 (h)(m)		0	3,637
7.745% due 06/20/2060 •(m)		624	910

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

8.745% due 06/20/2060 •(m)		624	931
Structured Adjustable Rate Mortgage Loan Trust
4.323% due 12/25/2034 •(m)		$1,751	1,364
4.443% due 10/25/2035 •(m)		3,595	3,541
Structured Asset Mortgage Investments II Trust 4.213% due 09/25/2047 •(m)		1,330	1,234
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(m)		4,166	1,694
TDA 27 FTA 2.325% due 12/28/2050 •(m)	EUR	9,846	10,334
TDA 28 FTA 2.238% due 10/28/2050 •(m)		21,162	13,397
Verus Securitization Trust
0.430% due 10/25/2063 ~(a)(m)		$100,410	137
5.096% due 10/25/2063 ~(a)(m)		100,410	8,681
6.000% due 10/25/2063 ~(m)		8,976	9,098
7.799% due 06/25/2069 ~(m)		1,000	1,010
WaMu Mortgage Pass-Through Certificates Trust
4.629% due 05/25/2047 •(m)		458	559
4.693% due 04/25/2045 •(m)		10,243	8,690
4.798% due 07/25/2045 •(m)		5,134	4,254
4.907% due 08/25/2046 •(m)		6,324	5,133
5.348% due 05/25/2035 ~(m)		410	353
Wells Fargo Commercial Mortgage Trust
0.392% due 12/15/2039 ~(a)(m)		352,278	3,587
3.454% due 12/15/2039 ~(m)		7,935	6,438
4.928% due 12/15/2039 ~(m)		11,535	10,267
Wells Fargo Mortgage-Backed Securities Trust 6.458% due 08/25/2035 ~(m)		837	687
Worldwide Plaza Trust
3.526% due 11/10/2036 (m)		10,000	7,994
3.596% due 11/10/2036 ~(m)		16,000	169
3.596% due 11/10/2036 ~		3,465	351

Total Non-Agency Mortgage-Backed Securities (Cost $1,326,614)			1,209,005

ASSET-BACKED SECURITIES 20.9%
AUTOMOBILE ABS OTHER 0.1%
Ally Bank Auto Credit-Linked Notes
6.678% due 09/15/2032		306	308
11.395% due 09/15/2032		459	468
Carvana Auto Receivables Trust 0.000% due 09/12/2028 (h)		12	487
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 (h)		17	661
FHF Trust 7.050% due 01/15/2030 (m)		1,000	1,000
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		20	900
0.000% due 12/15/2028 «(h)		8	100
SBNA Auto Receivables Trust 8.710% due 06/15/2033		1,600	1,617

			5,541

AUTOMOBILE SEQUENTIAL 0.4%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «(m)		15,461	15,685

CMBS OTHER 0.0%
LNR CDO III Ltd. 4.069% due 02/28/2043 •		2,058	0
N-Star REL CDO VIII Ltd. 4.199% due 02/01/2041 •		581	0

			0

HOME EQUITY OTHER 14.4%
ABFC Trust
4.738% due 07/25/2034 •(m)		46	46
4.768% due 06/25/2035 •(m)		863	829
4.843% due 03/25/2035 •(m)		6,466	5,834
4.963% due 03/25/2035 •		117	93
Accredited Mortgage Loan Trust
4.083% due 02/25/2037 •(m)		5,235	4,655
6.000% due 10/25/2034 þ(m)		1,863	1,673
ACE Securities Corp. Home Equity Loan Trust
4.213% due 04/25/2036 •(m)		7,944	6,399
4.438% due 12/25/2035 •(m)		3,059	2,481
4.498% due 05/25/2035 •(m)		1	1
4.753% due 08/25/2035 •(m)		3,606	3,136
4.783% due 05/25/2035 •(m)		297	244
5.068% due 02/25/2035 •(m)		14,432	10,742

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

6.718% due 06/25/2034 •(m)	1,024	878
7.168% due 04/25/2034 •	102	87
9.043% due 04/25/2034 •	33	28
Aegis Asset-Backed Securities Trust
4.513% due 08/25/2035 •	18	17
4.753% due 08/25/2035 •	700	127
4.768% due 06/25/2035 •	800	254
5.493% due 03/25/2035 •(m)	5,100	1,130
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.943% due 09/25/2034 •	638	576
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.708% due 09/25/2035 •(m)	313	317
4.738% due 11/25/2035 •(m)	400	357
4.738% due 01/25/2036 •(m)	1,100	1,044
4.768% due 05/25/2035 •(m)	158	155
4.813% due 09/25/2034 •(m)	175	174
4.813% due 01/25/2036 •(m)	1,100	988
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.483% due 01/25/2036 •(m)	333	364
4.553% due 02/25/2036 •	165	136
4.588% due 10/25/2035 •(m)	38,367	36,715
5.593% due 11/25/2034 •(m)	1,888	1,799
Asset-Backed Securities Corp. Home Equity Loan Trust
4.693% due 11/25/2035 •(m)	700	682
4.798% due 04/25/2035 •	7	8
4.813% due 05/25/2035 •(m)	184	182
4.873% due 04/25/2035 •(m)	200	187
5.368% due 10/25/2034 •	33	34
Bear Stearns Asset-Backed Securities I Trust
4.193% due 08/25/2035 •(m)	4,984	5,077
4.496% due 09/25/2034 •(m)	4,863	3,915
4.813% due 04/25/2035 •(m)	301	304
4.813% due 10/25/2035 •(m)	114	114
4.873% due 12/25/2035 •(m)	799	806
5.518% due 08/25/2034 •	11	11
5.593% due 07/25/2034 •	64	74
6.058% due 12/25/2034 •	393	507
Bear Stearns Asset-Backed Securities Trust 4.768% due 08/25/2036 •(m)	3,945	3,647
CDC Mortgage Capital Trust 6.343% due 06/25/2034 •(m)	659	660
CHEC Loan Trust 4.793% due 07/25/2034 •	45	45
CIT Mortgage Loan Trust 5.543% due 10/25/2037 •(m)	29,727	29,656
Citicorp Residential Mortgage Trust
4.360% due 07/25/2036 þ(m)	204	203
4.363% due 11/25/2036 þ(m)	5,660	5,433
Citigroup Mortgage Loan Trust, Inc. 4.768% due 10/25/2035 •(m)	683	498
Countrywide Asset-Backed Certificates
4.783% due 05/25/2035 •	31	31
4.888% due 05/25/2035 •	136	135
Countrywide Asset-Backed Certificates Trust
4.093% due 06/25/2047 •(m)	26,400	20,810
4.168% due 06/25/2047 •(m)	28,023	25,352
4.423% due 06/25/2036 •(m)	4,412	4,157
4.453% due 06/25/2036 •(m)	2,330	2,267
4.753% due 02/25/2036 •(m)	2,390	2,146
4.889% due 05/25/2036 •	256	207
4.903% due 08/25/2035 •(m)	131	130
5.053% due 01/25/2036 •(m)	3,674	3,430
5.293% due 10/25/2047 •(m)	9,916	8,678
5.668% due 10/25/2035 •(m)	12,296	10,544
5.893% due 08/25/2035 •(m)	3,489	2,944
8.293% due 08/25/2033 •	235	353
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ(m)	978	615
Credit-Based Asset Servicing & Securitization LLC
4.843% due 07/25/2036 •(m)	638	758
6.283% due 12/25/2036 þ(m)	1,722	1,719
6.767% due 05/25/2035 þ(m)	1,084	860
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(m)	1,001	631
Encore Credit Receivables Trust
4.528% due 07/25/2035 •	79	75
4.768% due 11/25/2035 •(m)	13,839	12,649
4.843% due 07/25/2035 •	232	208
FBR Securitization Trust
4.723% due 09/25/2035 •(m)	1,800	1,641
4.768% due 11/25/2035 •(m)	1,000	602
First NLC Trust 2.904% due 05/25/2035 •(m)	3,275	2,190
Fremont Home Loan Trust
4.273% due 02/25/2036 •(m)	10,774	7,970
4.468% due 01/25/2036 •(m)	1,300	1,119

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.753% due 04/25/2035 •(m)	1,200	1,072
4.858% due 06/25/2035 •(m)	116	116
6.793% due 05/25/2034 •	24	22
GSAMP Trust
4.213% due 05/25/2046 •(m)	28,348	25,515
4.243% due 06/25/2036 •(m)	7,435	6,537
4.453% due 12/25/2035 •(m)	6,939	5,380
4.468% due 12/25/2035 •(m)	20,241	17,976
4.573% due 09/25/2035 •(m)	4,885	4,334
5.143% due 07/25/2045 •(m)	1,284	1,104
5.668% due 03/25/2034 •(m)	2,036	1,731
6.418% due 12/25/2034 •(m)	9,472	7,458
Home Equity Asset Trust 4.273% due 08/25/2036 •(m)	30,303	31,076
Home Equity Mortgage Loan Asset-Backed Trust 4.498% due 03/25/2036 •	302	237
HSI Asset Securitization Corp. Trust 4.603% due 01/25/2036 •(m)	24,675	18,761
JP Morgan Mortgage Acquisition Trust
4.243% due 05/25/2036 •(m)	4,638	4,746
4.366% due 11/25/2036 þ(m)	2,258	3,108
Long Beach Mortgage Loan Trust
4.708% due 08/25/2035 •(m)	1,000	930
4.918% due 04/25/2035 •(m)	1,800	1,774
4.918% due 06/25/2035 •(m)	15,032	14,476
4.943% due 09/25/2034 •	182	186
5.668% due 04/25/2035 •(m)	4,361	3,654
5.743% due 09/25/2034 •	64	69
8.293% due 10/25/2034 •(m)	1,050	944
MASTR Asset-Backed Securities Trust
4.408% due 01/25/2036 •(m)	9,151	8,335
4.693% due 10/25/2035 •(m)	400	376
4.768% due 05/25/2035 •	14	16
4.798% due 03/25/2035 •	326	330
4.813% due 03/25/2035 •	208	170
4.843% due 05/25/2035 •(m)	400	402
4.873% due 03/25/2035 •	479	459
9.643% due 12/25/2032 •	444	352
Merrill Lynch Mortgage Investors Trust
4.663% due 05/25/2036 •(m)	4,301	3,674
4.698% due 01/25/2035 •	46	45
4.738% due 02/25/2036 •	145	146
4.828% due 02/25/2036 •	80	79
4.918% due 08/25/2036 •(m)	2,240	3,125
5.938% due 04/25/2035 •(m)	636	624
6.718% due 01/25/2035 •	272	245
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	192	100
4.498% due 11/25/2035 •(m)	5,825	5,134
4.828% due 03/25/2035 •(m)	253	234
4.858% due 03/25/2035 •(m)	8,770	7,674
4.888% due 01/25/2035 •(m)	261	234
5.518% due 07/25/2034 •	9	14
5.593% due 07/25/2034 •	15	15
5.593% due 06/25/2035 •(m)	6,213	5,169
9.043% due 07/25/2034 •	550	549
9.418% due 09/25/2033 •(m)	1,543	1,618
Morgan Stanley Capital I, Inc. Trust 4.348% due 01/25/2036 •(m)	3,698	3,156
Morgan Stanley Home Equity Loan Trust 4.858% due 05/25/2035 •(m)	5,603	5,551
New Century Home Equity Loan Trust
4.438% due 12/25/2035 •(m)	287	279
4.468% due 12/25/2035 •(m)	573	518
4.573% due 03/25/2035 •(m)	148	148
4.738% due 06/25/2035 •(m)	76	82
4.768% due 06/25/2035 •(m)	291	292
4.813% due 06/25/2035 •(m)	366	384
4.918% due 03/25/2035 •(m)	222	223
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.408% due 11/25/2035 •(m)	10,779	7,899
4.708% due 05/25/2035 •(m)	525	424
4.873% due 09/25/2035 •(m)	3,000	2,682
NovaStar Mortgage Funding Trust 4.678% due 01/25/2036 •(m)	4,500	3,886
Option One Mortgage Loan Trust Asset-Backed Certificates 4.693% due 11/25/2035 •(m)	6,337	5,470
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •(m)	400	359
4.708% due 09/25/2035 •(m)	19,210	15,168
5.263% due 01/25/2035 •(m)	1,730	1,481
5.893% due 12/25/2034 •(m)	17,380	14,724
People's Choice Home Loan Securities Trust 4.768% due 05/25/2035 •(m)	200	145
Popular ABS Mortgage Pass-Through Trust 4.258% due 11/25/2036 •(m)	8,602	7,746

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

Residential Asset Mortgage Products Trust 4.333% due 03/25/2036 •(m)		14,616	11,942
Residential Asset Securities Corporation Trust 4.738% due 12/25/2035 •(m)		484	409
Saxon Asset Securities Trust 4.593% due 09/25/2047 •(m)		10,946	8,922
SG Mortgage Securities Trust 4.153% due 02/25/2036 •(m)		4,212	2,055
Soundview Home Equity Loan Trust 5.593% due 03/25/2030 •		18	21
Soundview Home Loan Trust
4.168% due 10/25/2036 •(m)		21,928	22,509
4.258% due 06/25/2036 •(m)		10,075	9,060
4.768% due 11/25/2035 •(m)		403	401
Structured Asset Investment Loan Trust
4.293% due 06/25/2036 •(m)		15,000	6,420
4.543% due 10/25/2035 •(m)		21,337	18,331
4.768% due 06/25/2035 •(m)		8,066	7,368
Structured Asset Securities Corp. 4.993% due 02/25/2035 •		414	415
Structured Asset Securities Corp. Mortgage Loan Trust 4.138% due 02/25/2037 •(m)		16,902	14,543
Terwin Mortgage Trust
4.159% due 07/25/2036 þ(m)		435	328
4.333% due 07/25/2037 •(m)		11,299	10,778
Wells Fargo Home Equity Asset-Backed Securities Trust 6.343% due 11/25/2035 •		250	246

			620,233

MANUFACTURING HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 7.150% due 05/01/2033 ~		1,473	1,520
GreenPoint Manufactured Housing 9.230% due 12/15/2029 ~		72	73

			1,593

MANUFACTURING HOUSE SEQUENTIAL 0.1%
BCMSC Trust 7.850% due 12/15/2029 ~		4,066	229
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~(m)		15,419	2,366
8.850% due 12/01/2030 ~(m)		19,044	2,029

			4,624

WHOLE LOAN COLLATERAL 0.3%
Citigroup Mortgage Loan Trust, Inc. 6.030% due 11/25/2034 þ(m)		4,095	3,606
First Franklin Mortgage Loan Trust 4.843% due 03/25/2035 •(m)		566	546
GSAMP Trust 5.518% due 08/25/2034 •		445	449
Lehman XS Trust 4.543% due 08/25/2035 •(m)		7,494	7,519
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.843% due 04/25/2035 •(m)		81	81
Securitized Asset-Backed Receivables LLC Trust
4.768% due 12/25/2034 •(m)		1,381	1,207
4.768% due 04/25/2035 •(m)		895	811

			14,219

OTHER ABS 5.5%
ABSLT DE LLC 12.175% due 05/20/2033 «		31,400	30,878
Acacia CDO 5 Ltd. 7.600% due 11/08/2039 •(m)		27,882	6,007
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		3,213	3,154
Anchorage Credit Funding 13 Ltd. 0.000% due 07/27/2039 ~(m)		8,500	4,946
Avoca CLO XIII DAC 0.000% due 04/15/2034 ~	EUR	2,250	872
Belle Haven ABS CDO Ltd. 7.000% due 07/05/2046 •		$96,561	211
C-BASS CBO XIII Ltd. 7.020% due 03/17/2040 •		51,642	487
C-BASS CBO XVI Corp. 7.000% due 09/06/2041 •		21,238	102
C-BASS CBO XVIII Ltd.
4.771% due 03/13/2047 •		54,782	6
5.538% due 03/13/2047		31,297	2

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	31
Cedar Funding IX CLO Ltd. 0.000% due 07/20/2037 ~(m)		12,000	2,870
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(h)(m)		22	12,125
8.660% due 06/25/2054 (m)		3,989	4,214
Coronado CDO Ltd.
5.418% due 09/04/2038 •(m)		1,569	447
6.000% due 09/04/2038 (m)		224	74
Deutsche Bank AG 10.918% due 01/21/2035 «•		10,100	10,151
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)(m)		1,383	970
Eaton Vance CLO Ltd. 0.000% due 10/15/2038 ~(m)		38,315	10,282
ECAF I Ltd. 3.473% due 06/15/2040 (m)		1,413	1,269
GreenSky Home Improvement Issuer Trust 8.750% due 10/27/2059		430	445
Harvest CLO XV DAC 0.000% due 05/22/2029 ~	EUR	2,000	78
Hout Bay Corp.
4.716% due 07/05/2041 •		$13,905	2,176
4.916% due 07/05/2041 •		8,111	10
5.046% due 07/05/2041 ^•(e)		3,290	0
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	8,845
Knollwood CDO Ltd. 7.200% due 01/10/2039 •(m)		8,051	2,701
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		2,423	2,487
Lakeside CDO II Ltd./Lakeside CDO II, Inc.
5.101% due 01/03/2040 •(m)		14,637	3,393
5.101% due 01/04/2040 •(m)		19,584	4,540
LendingPoint Asset Securitization Trust 5.990% due 10/15/2029		45	45
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 (h)		2,300	141
0.000% due 04/15/2028 «(h)		2,900	273
Man GLG Euro CLO I DAC 0.000% due 10/15/2030 ~	EUR	1,431	2
Margate Funding Ltd.
7.080% due 12/04/2044 •(m)		$30,325	5,010
7.350% due 12/04/2044 ^•(e)		29,618	0
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		4	0
0.000% due 03/15/2030 «(h)		11	4
Mercury CDO Ltd. 4.824% due 12/08/2040 •(m)		5,547	4,862
MKP CBO IV Ltd. 7.250% due 07/12/2040 •(m)		43,784	12,911
National Collegiate II Commutation Trust 3.748% due 06/01/2045		22,875	480
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	276
5.617% due 04/15/2032 «		302	302
5.823% due 04/15/2032 «		450	450
6.261% due 04/15/2032 «		470	470
10.273% due 04/15/2032 «(m)		580	565
Palisades CDO Ltd.
5.650% due 07/22/2039 (m)		1,952	462
7.700% due 07/22/2039 •(m)		20,889	6,823
Putnam Structured Product Funding Ltd. 5.187% due 10/15/2038 •(m)		2,366	1,221
RCKT Trust 7.830% due 11/27/2034 (m)		1,600	1,571
Rockford Tower CLO Ltd.
0.000% due 01/20/2036 «~(m)		8,300	4,964
1.000% due 01/20/2032 «		8,300	46
RR 7 Ltd. 0.000% due 01/15/2120 ~(m)		5,000	1,132
Sierra Madre Funding Ltd.
4.164% due 09/07/2039 •(m)		8,035	4,290
4.424% due 09/07/2039 •(m)		16,000	4,879
4.664% due 09/07/2039 •		10,400	2,598
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	348
0.000% due 09/18/2046 «(h)		10	2,372
0.000% due 10/15/2048 «(h)		15	3,664
0.000% due 09/15/2054 (h)(m)		13,359	14,920
0.000% due 02/16/2055 «(h)		8	7,387
Solstice ABS CBO Ltd. 8.300% due 03/15/2039 •(m)		8,662	2,228
South Coast Funding V Ltd.
4.977% due 08/06/2039 •(m)		24,341	7,390

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

7.177% due 08/06/2039 ^•(e)		40,756	4
Start II Ltd. 4.089% due 03/15/2044 (m)		1,151	1,152
Summer Street Ltd. 4.181% due 12/06/2045 •		45,954	9,461
Upstart Securitization Trust 7.410% due 09/20/2035 (m)		18,950	19,267

			235,743

Total Asset-Backed Securities (Cost $1,084,775)			897,638

SOVEREIGN ISSUES 4.2%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ(m)		698	568
4.125% due 07/09/2035 þ(m)		1,209	846
Argentina Republic Government International Bonds 1.000% due 07/09/2029 (m)		664	584
Colombia Government International Bonds 1.000% due 03/26/2031	COP	849,300	178
Colombia TES
1.000% due 08/22/2029		631,100	159
1.000% due 11/28/2040		600	0
9.250% due 05/28/2042		436,000	89
11.000% due 08/22/2029		9,846,300	2,483
11.500% due 07/25/2046		217,000	52
11.750% due 01/24/2035		148,836,700	36,902
12.000% due 03/13/2058		1,430,000	351
12.750% due 11/28/2040		1,670,000	443
Dominican Republic International Bonds 10.500% due 03/15/2037 (m)	DOP	1,538,700	26,420
Egypt Government Bonds 19.698% due 10/14/2030	EGP	3,742,200	67,410
Ghana Government International Bonds
0.000% due 07/03/2026 (h)		$21	20
0.000% due 01/03/2030 (h)		111	94
5.000% due 07/03/2029 þ(m)		551	526
Republic of Kenya Government International Bonds
7.000% due 05/22/2027		1,200	1,193
7.250% due 02/28/2028		1,700	1,696
Romania Government International Bonds 6.250% due 09/10/2034	EUR	3,300	3,876
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$800	0
5.625% due 04/04/2042		6,200	4,340
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	1,100	25
39.740% (BISTREFI) due 08/19/2026 ~		900	20
39.740% (BISTREFI) due 05/17/2028 ~(m)		155,800	3,494
40.299% (BISTREFI) due 09/06/2028 ~(m)		778,100	17,439
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$246	145
0.000% due 02/01/2034 þ(i)		921	397
0.000% due 02/01/2035 þ(i)		778	361
0.000% due 02/01/2036 þ(i)		648	300
4.500% due 02/01/2034 þ		1,329	712
4.500% due 02/01/2035 þ		1,606	845
4.500% due 02/01/2036 þ		1,575	813
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(e)		85	33
9.250% due 09/15/2027 ^(e)		5,465	2,623
9.250% due 05/07/2028 ^(e)		5,100	2,346
11.950% due 08/05/2031 ^(e)		2,300	1,184

Total Sovereign Issues (Cost $193,995)			178,967

		SHARES
COMMON STOCKS 1.3%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,720
iHeartMedia, Inc. Class A (f)		171,118	500
iHeartMedia, Inc. Class B «(f)		132,822	341
Promotora de Informaciones SA Class A (f)		2,330,820	809
SES SA «(f)		670,263	10,054
Uniti Group, Inc. (f)		243,237	2,282

			15,706

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
Steinhoff International Holdings NV «(f)(l)		233,504,654	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

West Marine «(f)(l)		3,579	23

			23

FINANCIALS 0.7%
Banca Monte dei Paschi di Siena SpA		3,581,000	31,246
Corestate Capital Holding SA «(f)(l)		632,951	0
UBS Group AG		5,143	201
XBP Global Holdings, Inc. (f)		77	0

			31,447

INDUSTRIALS 0.2%
Luxco Co. Ltd. «(f)(l)		314,673	5,820
Mcdermott International Ltd. (f)		461	11
Westmoreland Mining Holdings «(f)(l)		89,637	53
Westmoreland Mining LLC «(f)(l)		284,189	1,208

			7,092

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (f)		217,712	9

Total Common Stocks (Cost $29,043)			54,277

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035		319,065	2,990

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028 «		6,096	0

Total Warrants (Cost $1,944)			2,990

PREFERRED SECURITIES 6.0%
BANKING & FINANCE 0.7%
ADLER Group SA «		7,118,576	0
WAFC Voussoir «		20,772,390	20,773
Windstream Holdings II LLC 11.000% «		10,449	11,119

			31,892

INDUSTRIALS 5.3%
Atlas Re Ltd. «		273	27,416
Clover Holdings, Inc. 0.000% «(l)		52,324	989
Mustang Express Ltd. 0.000% «		116,226	118,695
SVB Financial Trust 11.000% due 11/07/2032		47,859	22,612
Syniverse Holdings, Inc. 12.500% «(l)		47,910,272	40,310
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		17,090,000	17,028

			227,050

Total Preferred Securities (Cost $261,144)			258,942

		SHARES
SHORT-TERM INSTRUMENTS 3.3%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (k)		8,228,448	8,228

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.065% due 08/04/2026 - 10/20/2026 (g)(h)	EGP	62,300	1,003

NIGERIA TREASURY BILLS 2.1%
20.606% due 01/14/2027 - 01/28/2027 (g)(h)	NGN	143,370,700	90,115

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. TREASURY BILLS 1.0%
3.664% due 04/07/2026 - 07/21/2026 (g)(h)(o)(q)	$41,796	41,586

Total Short-Term Instruments (Cost $139,272)		140,932

Total Investments in Securities (Cost $6,259,510)		5,623,956

	SHARES
INVESTMENTS IN AFFILIATES 15.9%
COMMON STOCKS 4.7%
AFFILIATED INVESTMENTS 4.7%
AmSurg Corp. «	2,562,021	112,665
Incora New Equity «	1,270,491	48,118
Market Garden †«‡«	24,214,364	26,928
Windstream Services LLC	1,637,865	15,364

		203,075

Total Common Stocks (Cost $202,974)		203,075

SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	49,463,124	481,721

Total Short-Term Instruments (Cost $481,634)		481,721

Total Investments in Affiliates (Cost $684,608)		684,796

Total Investments 146.8% (Cost $6,944,118)		$6,308,752
Financial Derivative Instruments (n)(p) 0.3%(Cost or Premiums, net $44,028)		11,122
Other Assets and Liabilities, net (47.1)%		(2,022,758)

Net Assets 100.0%		$4,297,116

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

†	Represents co-investment made with the Fund’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
+

Pool of 2 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

++

Pool of 6 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

+++

Pool of 25 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

++++

Pool of 37 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

+++++

Pool of 29 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

++++++

Pool of 30 residential fix-and-flip loans acquired through a domestic common law trust, with a federally chartered bank serving as trustee. The Fund accrues interest income at the pool level at the rate indicated, which represents estimated loan interest net of certain service provider fees.

‡	Insurance-Linked Investments.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$0	$0	0.00%
City of Port Huron Water Supply System Revenue7.750% due 11/01/2045	12/19/2025 - 03/18/2026	118,904	118,280	2.75
Clover Holdings, Inc.	12/09/2024	785	989	0.02
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Country Garden Holdings Co. Ltd.0.000% due 12/31/2031	12/30/2025 - 12/31/2025	67	53	0.00
Incora New Equity	01/31/2025	0	0	0.00
Incora Top Holdco LLC6.000% due 01/30/2033	01/31/2025 - 08/01/2025	28,935	43,822	1.02
Luxco Co. Ltd.	10/01/2025	5,537	5,820	0.14
M BB Grove LLC0.000% due 04/07/2027	09/18/2024 - 09/07/2025	55,944	56,027	1.30
Market Garden	03/13/2024	0	0	0.00
Petersen Claim Units0.000% due 12/31/2099	12/08/2025 - 03/17/2026	8,235	1,281	0.03
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/30/2025	47,287	40,310	0.94

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

WHLN 2024-ACRA-FF29.500% due 08/01/2027	08/13/2024	543	541	0.01
WHLN 2024-CV3-FF29.250% due 10/01/2027	10/15/2024 - 11/04/2024	13,635	13,568	0.32
WHLN 2025-CV3-PF-FF29.150% due 04/01/2027	03/21/2025	6,647	6,625	0.15
WHLN 2025-CV3-PF-FF39.000% due 08/01/2027	07/09/2025	29,706	29,660	0.69
WHLN 2025-CV3-PF-FF48.625% due 09/01/2027	09/03/2025	22,089	22,051	0.51
WHLN 2025-CV3-PF-FF58.625% due 10/01/2027	10/15/2024 - 11/04/2024 10/01/2025	24,940	24,886	0.58
WHLN 2025-NVES-PF-FF38.625% due 03/01/2027	10/01/2025	15,572	15,548	0.36
WHLN RTL-PFLX8.000% due 06/01/2049	10/02/2018 - 11/14/2019	2,820	2,360	0.05
WHLN-2024-CV3-FF19.750% due 05/01/2026	05/29/2024	7,632	7,602	0.18
WHLN-2025-CV3-PF-FF19.250% due 02/01/2027	01/13/2025	6,700	6,692	0.16
West Marine	09/12/2023	52	23	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	726	53	0.00
Westmoreland Mining LLC	06/30/2023	1,182	1,208	0.03

$397,938	$397,399	9.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BMO	4.260%	02/23/2026	05/26/2026	(3,529)	$(3,544)
4.410	02/23/2026	05/26/2026	(7,088)	(7,120)
BNY	4.730	01/26/2026	07/27/2026	(43,473)	(43,845)
4.730	02/12/2026	08/12/2026	(3,147)	(3,167)
4.730	03/12/2026	09/14/2026	(47,789)	(47,915)
4.730	03/25/2026	09/25/2026	(4,655)	(4,659)
BOS	4.630	03/27/2026	07/22/2026	(338)	(338)
4.730	03/27/2026	07/22/2026	(2,607)	(2,608)
4.830	03/27/2026	07/22/2026	(3,223)	(3,225)
5.130	03/27/2026	07/22/2026	(5,030)	(5,034)
BPS	(0.500)	01/26/2026	TBD(2)	(1,452)	(1,680)
1.700	02/10/2026	TBD(2)	(6,638)	(7,690)
1.800	02/10/2026	TBD(2)	(3,970)	(4,601)
2.268	03/12/2026	06/12/2026	(6,416)	(7,425)
2.321	03/04/2026	04/02/2026	(3,746)	(4,337)
2.400	04/02/2026	07/02/2026	(3,837)	(4,435)
4.020	01/30/2026	TBD(2)	(8,047)	(8,102)
4.050	02/03/2026	TBD(2)	(23,997)	(31,966)
4.120	03/12/2026	04/13/2026	(3,333)	(3,341)
4.150	01/30/2026	TBD(2)	(575)	(579)
4.380	03/18/2026	09/14/2026	(8,275)	(8,289)
4.830	01/27/2026	07/23/2026	(108,064)	(108,996)
4.830	03/18/2026	09/14/2026	(1,841)	(1,845)
4.860	03/18/2026	09/14/2026	(36,421)	(36,490)
BRC	1.400	02/11/2026	TBD(2)	(3,213)	(3,721)
1.500	09/29/2025	TBD(2)	(1,398)	(1,629)
1.600	02/11/2026	TBD(2)	(1,543)	(1,787)
1.600	03/03/2026	TBD(2)	(261)	(302)
1.650	02/11/2026	TBD(2)	(1,798)	(2,083)
1.930	11/14/2025	04/01/2026	(2,264)	(2,637)
2.150	12/04/2025	TBD(2)	(3,866)	(4,499)
2.500	02/09/2026	TBD(2)	(4,497)	(4,513)
3.250	12/19/2025	TBD(2)	(700)	(935)
3.450	12/19/2025	TBD(2)	(1,754)	(2,345)
3.580	12/12/2025	TBD(2)	(4,855)	(4,908)
3.900	12/12/2025	TBD(2)	(1,039)	(1,052)
3.920	02/05/2026	04/09/2026	(11,125)	(11,192)
4.000	02/06/2026	TBD(2)	(5,979)	(6,015)
4.000	03/23/2026	TBD(2)	(12,383)	(12,394)
4.070	03/13/2026	04/13/2026	(4,503)	(4,513)
4.100	12/12/2025	TBD(2)	(19,314)	(19,556)
4.630	03/20/2026	07/20/2026	(1,004)	(1,005)
4.730	01/20/2026	04/20/2026	(2,361)	(2,383)
4.730	02/04/2026	08/04/2026	(1,842)	(1,855)
4.780	03/17/2026	06/15/2026	(22,340)	(22,384)
4.780	03/25/2026	06/15/2026	(2,059)	(2,061)
4.800	03/20/2026	09/10/2026	(3,027)	(3,032)
4.810	02/05/2026	06/05/2026	(20,301)	(20,450)
4.810	02/12/2026	06/05/2026	(1,107)	(1,114)
4.820	03/09/2026	06/09/2026	(4,472)	(4,486)
4.820	03/10/2026	06/10/2026	(17,810)	(17,862)
4.830	12/19/2025	04/20/2026	(45,299)	(45,933)
4.830	01/20/2026	04/20/2026	(25,321)	(25,564)
4.830	03/17/2026	06/15/2026	(6,958)	(6,972)
4.850	02/02/2026	06/02/2026	(1,749)	(1,763)
4.860	02/06/2026	05/07/2026	(7,322)	(7,376)
4.900	01/05/2026	04/06/2026	(6,837)	(6,917)
4.910	02/25/2026	06/24/2026	(396)	(398)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

	5.052	03/26/2026	04/08/2026	(13,340)	(17,672)
	5.322	03/26/2026	05/26/2026	(27,012)	(35,785)
BYR	4.110	03/03/2026	06/01/2026	(16,108)	(16,162)
	4.130	02/26/2026	07/31/2026	(480)	(482)
	4.155	03/25/2026	05/26/2026	(36,806)	(36,836)
	4.180	12/05/2025	04/06/2026	(2,221)	(2,228)
	4.180	03/26/2026	04/06/2026	(6,165)	(6,169)
CDC	4.120	03/17/2026	04/02/2026	(2,101)	(2,105)
	4.130	03/10/2026	07/08/2026	(2,497)	(2,503)
	4.130	03/23/2026	07/21/2026	(11,160)	(11,172)
	4.140	03/02/2026	06/01/2026	(6,346)	(6,368)
	4.170	03/02/2026	04/02/2026	(1,510)	(1,516)
	4.680	03/10/2026	07/08/2026	(435)	(436)
DBL	0.046	03/17/2026	05/15/2026	(1,299)	(1,299)
	0.052	03/17/2026	05/15/2026	(2,689)	(2,689)
	2.100	02/23/2026	TBD(2)	(652)	(755)
	2.332	01/29/2026	TBD(2)	(7,872)	(9,136)
	2.699	03/09/2026	09/07/2026	(3,612)	(4,182)
	3.900	12/12/2025	TBD(2)	(2,295)	(2,322)
	3.950	12/12/2025	TBD(2)	(14,233)	(14,405)
	3.950	03/10/2026	TBD(2)	(4,647)	(4,657)
	4.100	03/06/2026	04/06/2026	(25,346)	(25,422)
	4.120	03/13/2026	05/08/2026	(831)	(833)
	4.171	01/23/2026	04/24/2026	(3,155)	(3,180)
	4.210	12/19/2025	TBD(2)	(5,897)	(7,900)
	4.315	02/24/2026	05/22/2026	(851)	(855)
	4.320	03/13/2026	05/08/2026	(4,205)	(4,214)
	4.370	03/13/2026	05/08/2026	(5,080)	(5,092)
	4.416	02/06/2026	05/08/2026	(15,350)	(15,451)
	4.420	03/13/2026	05/08/2026	(2,756)	(2,762)
	4.470	03/13/2026	05/08/2026	(18,601)	(18,645)
	4.520	03/13/2026	05/08/2026	(14,655)	(14,690)
	4.570	03/13/2026	05/08/2026	(713)	(714)
	4.598	03/09/2026	07/06/2026	(1,132)	(1,502)
	4.670	03/13/2026	05/08/2026	(1,463)	(1,466)
	4.741	02/10/2026	05/08/2026	(3,056)	(3,076)
	4.770	03/13/2026	05/08/2026	(7,484)	(7,503)
	4.790	02/10/2026	05/08/2026	(195)	(196)
	4.870	03/13/2026	05/08/2026	(5,976)	(5,991)
	4.890	02/10/2026	05/08/2026	(37)	(37)
	4.891	02/10/2026	05/08/2026	(1,124)	(1,132)
	4.907	03/04/2026	06/02/2026	(9,006)	(9,040)
	4.912	03/04/2026	04/24/2026	(4,820)	(4,838)
	4.916	02/06/2026	05/08/2026	(11,165)	(11,247)
	4.920	03/13/2026	05/08/2026	(5,246)	(5,260)
	5.020	03/13/2026	05/08/2026	(922)	(925)
	5.040	02/10/2026	05/08/2026	(8,738)	(8,799)
	5.070	03/13/2026	05/08/2026	(4,211)	(4,222)
	5.120	03/13/2026	05/08/2026	(9,890)	(9,917)
	5.150	03/13/2026	05/08/2026	(12,568)	(12,602)
	5.157	03/04/2026	06/02/2026	(6,610)	(6,637)
	5.170	03/13/2026	05/08/2026	(3,867)	(3,877)
	5.200	03/13/2026	05/08/2026	(2,523)	(2,530)
	5.220	03/13/2026	05/08/2026	(16,028)	(16,072)
	5.270	03/13/2026	05/08/2026	(8,867)	(8,891)
	5.300	03/13/2026	05/08/2026	(11,675)	(11,707)
	5.370	03/13/2026	05/08/2026	(5,552)	(5,568)
	5.400	03/13/2026	05/08/2026	(830)	(833)
	5.420	03/13/2026	05/08/2026	(1,560)	(1,564)
DEU	3.960	02/06/2026	TBD(2)	(2,769)	(2,785)
	4.000	02/02/2026	TBD(2)	(14,507)	(14,600)
	4.010	02/02/2026	TBD(2)	(6,231)	(6,271)
	4.010	03/31/2026	05/14/2026	(9,404)	(9,405)
	4.040	02/02/2026	TBD(2)	(7,295)	(7,342)
GLM	4.980	12/23/2025	09/23/2026	(6,310)	(6,397)
	5.030	12/23/2025	09/23/2026	(5,698)	(5,777)
IND	4.090	03/17/2026	06/04/2026	(86)	(86)
	4.090	03/17/2026	06/16/2026	(514)	(515)
	4.110	03/30/2026	06/16/2026	(218)	(218)
	4.280	03/23/2026	05/26/2026	(1,605)	(1,607)
	4.300	01/28/2026	04/28/2026	(2,777)	(2,798)
JML	1.500	02/18/2026	TBD(2)	(1,451)	(1,680)
	4.667	03/06/2026	06/08/2026	(986)	(1,310)
	4.690	03/06/2026	05/06/2026	(1,141)	(1,515)
MBC	4.198	03/20/2026	06/22/2026	(1,565)	(2,074)
MEI	4.328	03/11/2026	06/11/2026	(1,363)	(1,809)
	4.478	03/26/2026	07/27/2026	(479)	(635)
	5.028	03/26/2026	07/27/2026	(4,995)	(6,617)
	5.228	03/26/2026	07/27/2026	(1,710)	(2,265)
MSB	2.640	03/09/2026	05/11/2026	(4,230)	(4,898)
	4.388	01/16/2026	04/08/2026	(11,270)	(15,052)
	4.480	02/04/2026	08/03/2026	(744)	(749)
	4.481	01/12/2026	04/08/2026	(5,276)	(7,052)
	4.630	02/04/2026	08/03/2026	(3,075)	(3,097)
	4.630	03/31/2026	09/30/2026	(2,624)	(2,624)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

	4.680	03/13/2026	09/09/2026	(2,378)	(2,384)
	4.680	03/18/2026	07/16/2026	(1,825)	(1,829)
	4.730	02/04/2026	08/03/2026	(5,833)	(5,877)
	4.730	03/13/2026	09/09/2026	(1,197)	(1,200)
	4.730	03/31/2026	09/30/2026	(5,511)	(5,512)
	4.780	02/06/2026	08/05/2026	(5,569)	(5,610)
	4.780	03/31/2026	09/30/2026	(23,998)	(24,001)
	4.830	02/06/2026	08/05/2026	(2,163)	(2,178)
	4.880	03/31/2026	09/30/2026	(7,653)	(7,654)
MSC	3.630	03/20/2026	05/01/2026	(628)	(628)
	4.780	03/31/2026	09/30/2026	(6,302)	(6,303)
MYI	1.000	03/26/2026	TBD(2)	(1,243)	(1,437)
	1.350	03/26/2026	TBD(2)	(1,431)	(1,654)
	1.500	02/10/2026	TBD(2)	(1,272)	(1,474)
	3.300	12/29/2025	TBD(2)	(2,726)	(3,639)
	3.950	12/19/2025	TBD(2)	(6,762)	(9,052)
	4.548	03/11/2026	06/11/2026	(3,440)	(4,565)
MZF	4.730	03/18/2026	09/18/2026	(128,317)	(128,557)
	4.930	03/18/2026	09/18/2026	(12,151)	(12,175)
NOM	3.930	12/12/2025	TBD(2)	(536)	(542)
	3.950	02/25/2026	TBD(2)	(465)	(467)
RCE	2.852	01/30/2026	07/29/2026	(6,708)	(7,792)
RCY	4.180	03/13/2026	04/13/2026	(262)	(263)
RTA	4.155	02/20/2026	08/20/2026	(13,736)	(13,801)
	4.155	03/02/2026	09/02/2026	(18,406)	(18,471)
	4.155	03/03/2026	08/20/2026	(638)	(640)
	4.155	03/11/2026	09/11/2026	(2,739)	(2,746)
	4.155	03/18/2026	09/18/2026	(11,499)	(11,518)
	4.155	03/25/2026	09/02/2026	(6,901)	(6,907)
	4.155	03/26/2026	08/20/2026	(1,611)	(1,613)
	4.255	03/25/2026	04/27/2026	(41,397)	(41,431)
	4.430	03/04/2026	06/04/2026	(4,209)	(4,224)
	4.430	03/05/2026	06/04/2026	(100)	(100)
	4.480	03/05/2026	05/04/2026	(431)	(432)
	4.580	01/28/2026	07/28/2026	(4,324)	(4,358)
	4.600	03/09/2026	07/09/2026	(117)	(117)
	4.600	03/18/2026	09/18/2026	(9,697)	(9,715)
	4.630	02/03/2026	08/03/2026	(1,513)	(1,524)
	4.630	02/12/2026	08/12/2026	(1,941)	(1,953)
	4.630	02/20/2026	08/20/2026	(4,640)	(4,664)
	4.630	03/04/2026	09/04/2026	(4,250)	(4,265)
	4.630	03/18/2026	09/18/2026	(3,893)	(3,900)
	4.680	01/28/2026	07/28/2026	(1,964)	(1,980)
	4.680	02/03/2026	08/03/2026	(11,520)	(11,606)
	4.680	03/04/2026	09/04/2026	(810)	(813)
	4.690	03/09/2026	07/09/2026	(109)	(109)
	4.700	03/09/2026	07/09/2026	(1,012)	(1,015)
	4.730	10/31/2025	04/29/2026	(730)	(745)
	4.730	02/03/2026	08/03/2026	(7,737)	(7,795)
	4.730	03/09/2026	07/09/2026	(7,515)	(7,538)
	4.740	03/09/2026	07/09/2026	(360)	(361)
	4.750	02/12/2026	08/12/2026	(942)	(948)
	4.770	02/12/2026	08/12/2026	(2,460)	(2,476)
	4.780	02/12/2026	08/12/2026	(1,118)	(1,125)
	4.780	03/09/2026	07/09/2026	(2,431)	(2,438)
	4.830	10/31/2025	04/29/2026	(14,638)	(14,947)
	4.830	02/12/2026	08/12/2026	(9,910)	(9,974)
	4.840	03/09/2026	07/09/2026	(6,482)	(6,502)
	4.850	03/09/2026	07/09/2026	(847)	(849)
	4.880	02/12/2026	08/12/2026	(1,662)	(1,672)
	4.910	02/12/2026	08/12/2026	(12,443)	(12,525)
	4.950	03/09/2026	07/09/2026	(448)	(450)
SBI	4.476	03/27/2026	07/27/2026	(565)	(566)
	4.576	03/27/2026	07/27/2026	(455)	(455)
	4.626	03/27/2026	07/27/2026	(1,277)	(1,278)
	4.918	01/26/2026	07/27/2026	(378)	(381)
	4.968	01/26/2026	07/27/2026	(5,133)	(5,180)
SCX	1.500	02/10/2026	TBD(2)	(5,088)	(5,894)
SOG	2.100	02/26/2026	TBD(2)	(2,950)	(3,417)
	2.180	02/06/2026	TBD(2)	(9,794)	(11,358)
	2.180	02/10/2026	TBD(2)	(1,600)	(1,855)
	2.220	01/30/2026	TBD(2)	(1,744)	(2,024)
	3.990	03/10/2026	TBD(2)	(8,902)	(8,924)
	4.000	02/10/2026	TBD(2)	(1,828)	(2,433)
	4.190	01/07/2026	04/07/2026	(1,520)	(1,535)
	4.190	01/08/2026	04/08/2026	(7,206)	(7,276)
	4.190	03/06/2026	04/09/2026	(6,332)	(6,351)
	4.220	01/21/2026	04/16/2026	(2,645)	(2,666)
	4.220	02/24/2026	05/26/2026	(1,151)	(1,156)
	4.220	03/10/2026	04/16/2026	(5,615)	(5,629)
	4.580	02/02/2026	07/31/2026	(6,596)	(6,645)
	4.630	03/12/2026	09/11/2026	(4,760)	(4,773)
	4.630	03/19/2026	09/18/2026	(5,409)	(5,418)
	4.680		07/31/2026	(1,604)	(1,604)
	4.680	02/02/2026	07/31/2026	(32,180)	(32,423)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

4.680	03/31/2026	04/01/2026	(2,999)	(3,000)
4.730	02/02/2026	07/31/2026	(2,269)	(2,286)
4.730	02/20/2026	08/20/2026	(7,751)	(7,793)
UBS	2.150	02/09/2026	TBD(2)	(8,233)	(9,546)
2.170	02/26/2026	TBD(2)	(926)	(1,072)
2.180	11/11/2025	TBD(2)	(8,725)	(10,172)
2.220	03/06/2026	06/08/2026	(22,340)	(25,863)
2.270	03/06/2026	05/06/2026	(3,494)	(4,045)
2.329	03/26/2026	06/25/2026	(3,878)	(4,484)
2.673	03/06/2026	06/08/2026	(1,756)	(2,034)
4.050	01/06/2026	04/06/2026	(9,216)	(9,304)
4.100	01/06/2026	04/06/2026	(3,326)	(3,358)
4.120	03/10/2026	04/22/2026	(1,658)	(1,662)
4.160	03/30/2026	04/08/2026	(1,185)	(1,185)
4.170	03/18/2026	04/23/2026	(2,586)	(2,590)
4.222	03/26/2026	06/26/2026	(6,749)	(8,940)
4.460	02/05/2026	05/06/2026	(6,187)	(6,229)
4.460	03/02/2026	06/03/2026	(3,216)	(3,228)
4.560	03/02/2026	06/03/2026	(34,889)	(35,021)
4.650	10/16/2025	04/16/2026	(6,825)	(6,972)
4.650	01/05/2026	04/06/2026	(834)	(844)
4.670	01/23/2026	04/23/2026	(3,156)	(3,184)
4.700	01/06/2026	04/06/2026	(25,669)	(25,954)
4.710	03/03/2026	06/03/2026	(22,219)	(22,304)
4.740	03/26/2026	05/11/2026	(846)	(847)
4.750	01/06/2026	04/06/2026	(4,367)	(4,416)
4.770	11/19/2025	05/19/2026	(949)	(966)
4.770	01/23/2026	04/23/2026	(29,404)	(29,669)
4.820	11/19/2025	05/19/2026	(7,758)	(7,896)
4.820	01/23/2026	04/23/2026	(3,176)	(3,205)
4.850	10/27/2025	04/27/2026	(2,124)	(2,169)
4.900	10/16/2025	04/16/2026	(4,861)	(4,972)
4.920	11/19/2025	05/19/2026	(12,101)	(12,321)
WFS	4.330	03/18/2026	06/15/2026	(9,874)	(9,890)

Total Reverse Repurchase Agreements	$(1,989,816)

(m)	Securities with an aggregate market value of $2,589,507 and cash of $20,377 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,812,404) at a weighted average interest rate of 4.819%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	64	$(15,412)	$53	$0	$(1)

Total Futures Contracts	$53	$0	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Worldline SA/France	5.000%	Quarterly	12/20/2027	10.088%	EUR	2,100	$(203)	$23	$(180)	$0	$(30)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418	400	(57)	3	(54)	0	(5)

$(260)	$26	$(234)	$0	$(35)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	68,040	$(1,444)	$(1,457)	$(2,901)	$217	$0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		9,000	874	1,659	2,533	0	(26)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,600	512	321	833	0	(15)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		18,100	1,978	13,022	15,000	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	4.400	Annual	09/16/2026		$305,600	351	1,379	1,730	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		11,500	(373)	70	(303)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	09/15/2027		236,100	367	1,721	2,088	88	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		2,500	20	(66)	(46)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/21/2028		340,000	377	2,727	3,104	184	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		58,100	(1,904)	165	(1,739)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		93,400	(21)	5,500	5,479	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		56,100	622	(376)	246	40	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/15/2029		24,000	94	192	286	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		59,000	3,100	(4,223)	(1,123)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		89,300	(1,675)	1,443	(232)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/21/2030		233,100	71	2,652	2,723	233	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		665,600	(6,576)	(6,686)	(13,262)	648	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/16/2031		48,200	211	398	609	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,201,310	3,785	(10,346)	(6,561)	1,263	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		84,400	10,215	(1,213)	9,002	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		44,600	316	(1,113)	(797)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,250	(11)	4	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		45,650	(748)	1,128	380	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		28,720	556	1,066	1,622	51	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050		24,300	45	12,358	12,403	59	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		74,500	13,419	23,824	37,243	190	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	27,302	47,596	335	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	6,571	16,687	121	0
Receive	1-Year BRL-CDI	11.115	Maturity	01/04/2027	BRL	290,000	0	2,829	2,829	0	(78)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		3,200	0	(47)	(47)	1	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,600	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,600	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		800	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,600	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		8,500	0	(80)	(80)	2	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		269,000	0	(2,227)	(2,227)	72	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	491	572	0	(15)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	118	117	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		38,400	10	(913)	(903)	192	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	2,273	2,517	0	(27)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	7,236	7,137	0	(83)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	7,765	9,220	0	(106)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		52,500	316	6,167	6,483	63	0
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	330	535	865	0	(20)
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030		$23,300	250	2,164	2,414	99	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	63,500	(10,373)	(2,850)	(13,223)	0	(937)

							$46,784	$101,390	$148,174	$4,077	$(1,593)

Total Swap Agreements							$46,524	$101,416	$147,940	$4,077	$(1,628)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

(o)

Securities with an aggregate market value of $25,701 and cash of $100,963 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(p)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2026	BRL	9,865		$1,892	$0	$(13)
	04/2026	DOP	212,975		3,423	4	(77)
	04/2026	INR	368		4	0	0
	04/2026	JPY	740,770		4,643	0	(25)
	04/2026		$1,890	BRL	9,865	14	0
	04/2026		609,434	EUR	530,210	3,446	(37)
	04/2026		4	INR	369	0	0
	04/2026		90	JPY	14,020	0	(2)
	05/2026	DOP	12,330		$190	0	(13)
	05/2026	EUR	534,539		615,282	0	(3,506)
	05/2026		$168	CNY	1,165	1	0
	05/2026		4,643	JPY	738,539	25	0
BPS	04/2026	CAD	956		$705	18	0
	04/2026	EUR	12,503		14,427	8	(33)
	04/2026	GBP	2,208		2,948	26	0
	04/2026		$8,374	EUR	7,213	0	(37)
	04/2026		47	PLN	170	0	(1)
	05/2026	JPY	6,655,100		$41,833	0	(226)
	05/2026		$701	KWD	214	0	(10)
	06/2026		92	IDR	1,553,388	0	(1)
	06/2026		503	KWD	154	0	(6)
	07/2026		312		95	0	(4)
	06/2027		243		74	0	(4)
	05/2029	KWD	1,047		$3,600	172	0
	07/2029		154		530	25	0
	05/2030		763		2,626	119	0
BRC	04/2026	EUR	11,333		13,159	60	0
	04/2026	GBP	118,405		160,129	3,408	0
	04/2026	HKD	20,199		2,582	3	0
	04/2026	TRY	1,157,236		25,103	0	(388)
	04/2026		$690	CAD	957	0	(2)
	04/2026		2,670	EUR	2,303	0	(8)
	04/2026		46	PLN	167	0	(1)
	04/2026		58,901	TRY	2,667,435	375	0
	04/2026	ZAR	28,002		$1,711	59	0
	05/2026	CAD	956		690	2	0
	05/2026	TRY	156,782		3,362	0	(22)
	05/2026		$688	TRY	31,896	0	0
BSH	04/2026	JPY	2,984,322		$18,690	0	(114)
	04/2026		$134,182	GBP	100,798	0	(766)
	04/2026		554	PLN	2,006	0	(14)
	05/2026	GBP	100,797		$134,176	766	0
	05/2026		$18,690	JPY	2,975,326	114	0
CBK	04/2026	CNH	22		$3	0	0
	04/2026	EUR	3,737		4,353	34	0
	04/2026	GBP	2,451		3,275	31	0
	04/2026	INR	3,181		34	0	0
	04/2026		$4,837	EUR	4,162	0	(26)
	04/2026		20,024	GBP	15,022	0	(141)
	04/2026		87	INR	7,994	0	(2)
	04/2026	ZAR	74,157		$4,379	2	0
	05/2026		$1,174	GBP	887	0	0
	09/2026	COP	161,349,825		$41,552	0	(746)
DUB	04/2026	CNH	77,280		11,279	59	0
	04/2026	HKD	98,021		12,530	17	0
	04/2026	INR	357		4	0	0
	04/2026		$11,174	CNH	77,274	45	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

04/2026	4	INR	357	0	0
05/2026	CNH	77,087	$11,174	0	(46)
FAR	04/2026	CHF	838	1,086	38	0
04/2026	JPY	2,962,308	18,561	0	(105)
04/2026	$1,051	CHF	837	0	(4)
04/2026	8,851	GBP	6,543	0	(190)
04/2026	41,720	JPY	6,518,601	0	(647)
04/2026	52	PLN	186	0	(1)
05/2026	CHF	835	$1,051	4	0
05/2026	$18,561	JPY	2,953,360	104	0
GLM	04/2026	BRL	9,910	$1,899	0	(14)
04/2026	DOP	299,386	4,638	0	(270)
04/2026	$1,865	BRL	9,910	48	0
05/2026	DOP	520,944	$8,087	0	(476)
05/2026	GBP	702	930	0	0
06/2026	BRL	10,042	1,865	0	(48)
06/2026	DOP	54,679	891	0	(5)
06/2026	$544	MXN	9,692	0	(6)
08/2026	DOP	356,259	$5,691	0	(102)
09/2026	49,727	787	0	(20)
IND	04/2026	EUR	528,844	624,452	13,187	0
MYI	04/2026	$1,343	EUR	1,171	11	0
04/2026	998	JPY	155,336	0	(19)
NGF	04/2026	7,498	TRY	343,561	215	0
05/2026	439	20,332	0	0
RYL	04/2026	13,346	EUR	11,358	0	(218)

Total Forward Foreign Currency Contracts	$22,440	$(8,396)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$100	$2	$0	$2	$0
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	100	2	0	2	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	150	3	(1)	2	0
Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	7,750	92	14	106	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	900,000	(495)	75	0	(420)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$14,400	(1,132)	(96)	0	(1,228)
CBK	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	8,000	(648)	(35)	0	(683)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	5,700	(48)	41	0	(7)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	1,650	36	(7)	29	0
Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	1,900	31	(5)	26	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	639,600	(347)	49	0	(298)
Petroleos Mexicanos	1.000	Quarterly	06/20/2027	2.236	$200	(3)	0	0	(3)
NGF	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	60,400	(31)	3	0	(28)

$(2,538)	$38	$167	$(2,667)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	0.000%	MISSING	01/30/2026	84	0	87	87	0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	Agile Group Holdings Ltd. «	0	0.000% (SOFR less a specified spread)	Maturity	01/28/2036	CNY	101,100	$42	$(2,999)	$0	$(2,957)

Total Swap Agreements	$(2,496)	$(2,874)	$254	$(5,624)

(q)

Securities with an aggregate market value of $7,684 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$872,917	$839,431	$1,712,348
Corporate Bonds & Notes
Banking & Finance	0	250,902	0	250,902
Industrials	0	589,768	85,449	675,217
Utilities	0	68,326	2,289	70,615
Convertible Bonds & Notes
Banking & Finance	0	543	0	543
Industrials	0	36,100	0	36,100
Municipal Bonds & Notes
Michigan	0	11,435	0	11,435
West Virginia	0	111	0	111
U.S. Government Agencies	0	118,472	0	118,472
U.S. Treasury Obligations	0	5,462	0	5,462
Non-Agency Mortgage-Backed Securities	0	1,012,081	196,924	1,209,005
Asset-Backed Securities
Automobile ABS Other	0	4,541	1,000	5,541
Automobile Sequential	0	0	15,685	15,685
Home Equity Other	0	620,233	0	620,233
Manufacturing House ABS Other	0	1,593	0	1,593
Manufacturing House Sequential	0	4,624	0	4,624
Whole Loan Collateral	0	14,219	0	14,219
Other ABS	0	152,623	83,120	235,743
Sovereign Issues	0	178,967	0	178,967
Common Stocks
Communication Services	4,502	809	10,395	15,706
Consumer Discretionary	0	0	23	23
Financials	0	31,447	0	31,447
Industrials	11	0	7,081	7,092
Real Estate	0	9	0	9
Warrants
Communication Services	0	2,990	0	2,990
Preferred Securities
Banking & Finance	0	0	31,892	31,892
Industrials	0	39,640	187,410	227,050
Non-Agency Mortgage-Backed Securities	0	0	0	0
Short-Term Instruments
Mutual Funds	0	8,228	0	8,228
Egypt Treasury Bills	0	1,003	0	1,003
Nigeria Treasury Bills	0	90,115	0	90,115
U.S. Treasury Bills	0	41,586	0	41,586

	$4,513	$4,158,744	$1,460,699	$5,623,956
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	15,364	187,711	203,075
Short-Term Instruments
Central Funds Used for Cash Management Purposes	481,721	0	0	481,721

	$481,721	$15,364	$187,711	$684,796

Total Investments	$486,234	$4,174,108	$1,648,410	$6,308,752

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,077	0	4,077
Over the counter	0	22,694	0	22,694

	$0	$26,771	$0	$26,771

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2026 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,629)	0	(1,629)
Over the counter	0	(11,063)	(2,957)	(14,020)

	$0	$(12,692)	$(2,957)	$(15,649)

Total Financial Derivative Instruments	$0	$14,079	$(2,957)	$11,122

Totals	$486,234	$4,188,187	$1,645,453	$6,319,874

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$562,603	$233,902	$(216,675)	$2,922	$2,789	$(4,379)	$258,269	$0	$839,431	$(2,525)
Corporate Bonds & Notes
Banking & Finance	1,261	(26)	(108)	0	6	37	0	(1,170)	0	0
Industrials	88,692	5,469	(18,508)	276	0	9,520	0	0	85,449	4,355
Utilities	0	9,088	0	(13)	0	(6,786)	0	0	2,289	(6,786)
Non-Agency Mortgage-Backed Securities	41,333	160,630	0	513	(1)	(5,551)	0	0	196,924	(6,040)
Asset-Backed Securities
Automobile ABS Other	2,218	0	0	0	0	(557)	0	(661)	1,000	(16)
Automobile Sequential	16,261	0	(539)	0	0	(37)	0	0	15,685	(29)
Other ABS	107,208	0	(2,607)	71	(11,198)	4,707	0	(15,061)	83,120	(4,301)
Common Stocks
Communication Services	26,986	0	(24,136)	0	12,606	(5,061)	0	0	10,395	10,190
Consumer Discretionary	23	0	0	0	0	0	0	0	23	0
Financials	23,122	0	(23,692)	0	(19,065)	19,635	0	0	0	0
Industrials	722	19,586	(14,268)	0	219	822	0	0	7,081	822
Warrants
Communication Services	5,325	0	(4,799)	0	1,268	(1,794)	0	0	0	0
Financials	3	0	(16)	0	(11,782)	11,795	0	0	0	0
Preferred Securities
Banking & Finance	0	31,221	0	0	0	671	0	0	31,892	670
Industrials	71,363	120,962	0	0	0	(4,915)	0	0	187,410	(4,916)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	203,106	0	(21,008)	0	0	5,613	0	0	187,711	5,284

	$1,150,226	$580,832	$(326,356)	$3,769	$(25,158)	$23,720	$258,269	$(16,892)	$1,648,410	$(3,292)
Financial Derivative Instruments - Liabilities
Over the counter	$(2,704)	$0	$0	$0	$0	$(253)	$0	$0	$(2,957)	$(254)

Totals	$1,147,522	$580,832	$(326,356)	$3,769	$(25,158)	$23,467	$258,269	$(16,892)	$1,645,453	$(3,546)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$76,704	Comparable Companies	EBITDA Multiple	X	16.360	—
	457,906	Discounted Cash Flow	Discount Rate		3.030 – 22.746	9.431
	20,207	Indicative Market Quotation	Broker Quote		101.250	—
	23,721	Recent Transaction	Purchase Price		96.000 – 100.000	99.090
	260,893	Third Party Vendor	Broker Quote		43.500 – 122.000	105.606
Corporate Bonds & Notes
Industrials	85,449	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	12.500/ 10.000	—
Utilities	1,281	Indicative Market Quotation	Broker Quote		450.000	—
	1,008	Indicative Market Quotation	Broker Quote	EUR	12.000	—
Non-Agency Mortgage-Backed Securities	152,897	Discounted Cash Flow	Discount Rate		6.600 – 10.800	7.474
	3	Other Valuation Techniques(3)	-		-	—
	44,024	Recent Transaction	Purchase Price		100.000	—

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund(Cont.)	March 31, 2026 (Unaudited)

Asset-Backed Securities
Automobile ABS Other	1,000	Discounted Cash Flow	Discount Rate		16.000	—
Automobile Sequential	15,685	Discounted Cash Flow	Discount Rate		10.420	—
Other ABS	83,120	Discounted Cash Flow	Discount Rate		6.454 – 24.500	11.942
Common Stocks
Communication Services	10,054	Indicative Market Quotation	Broker Quote		$15.000	—
	341	Reference Instrument	Liquidity Discount		12.000	—
Consumer Discretionary	23	Comparable Companies / Discounted Cash Flow	Revenue Multiple / Discount Rate	X / %	0.500/20.750	—
Industrials	1,262	Indicative Market Quotation	Broker Quote		$0.594 – 4.250	4.096
	5,819	Indicative Market Quotation	Broker Quote	EUR	16.000	—
Preferred Securities
Banking & Finance	11,119	Discounted Cash Flow	Discount Rate		11.900	—
	20,773	Recent Transaction	Purchase Price		$0.000	—
Industrials	989	Comparable Companies	Revenue/ EBITDA Multiple	X	4.625/18.000	—
	106,655	Discounted Cash Flow	Discount Rate		3.734 – 19.155	15.098
	79,766	Other Valuation Techniques(3)	-		-	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	112,664	Comparable Companies	EBITDA Multiple	X	16.360	—
	48,119	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	12.500/10.000	—
	26,928	Sum of the Parts	Discount Rate/Mortality Assumption		15.323/2015 ANB VBT Mortality Table	—

Financial Derivative Instruments- Liabilities
Over the counter	(2,957)	Indicative Market Quotation	Broker Quote		(20.205)	—

Total	$1,645,453

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for thePIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time.The Fund’s investment portfolio has been consolidated and includes the portfolio holdings ofthe Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	0.0%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	3.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such

Notes to Financial Statements(Cont.)

investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period endedMarch 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$379,504	$2,336,638	$(2,234,500)	$1	$78	$481,721	$13,437	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

PIMCO Flexible Credit Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2026	Dividend Income	Shares Held at 03/31/2026
AMSURG EQUITY	$115,667	$0	$0	$0	$(3,002)	$112,665	$0	2,562,021
Incora New Equity	42,924	0	0	0	5,194	48,118	0	1,270,491
Market Garden Dogwood LLC	44,515	0	(21,008)	0	3,421	26,928	0	24,214,364
Windstream Services LLC	0	9,991	0	0	5,372	15,363	0	1,637,865

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC
BNY	Bank of New York Mellon	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	MSC	Morgan Stanley & Co. LLC.	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Bank, N.A.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	EGP	Egyptian Pound	KWD	Kuwaiti Dinar
BRL	Brazilian Real	EUR	Euro	MXN	Mexican Peso
CAD	Canadian Dollar	GBP	British Pound	NGN	Nigerian Naira
CHF	Swiss Franc	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand
DOP	Dominican Peso

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR012M	12 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CDOR06	3 month CDN Swap Rate	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
EUR001M	1 Month EUR Swap Rate	HSMMUSTF	HSBC UST Money Market Yield	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Determined
CBO	Collateralized Bond Obligation	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation